Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Parties (Details) [Line Items]
Accrued charitable contributions, current	$ 400
Payments for charitable contributions			$ 200	$ 100
Accrued liabilities			400
Master Agreement [Member]
Related Parties (Details) [Line Items]
Payments for related party consulting services	$ 300	$ 300	900
Aggregate fair value			800
Stock-based compensation, remaining commitment			$ 40